As filed with the Securities and Exchange Commission on February 26, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21943

Cadogan Opportunistic Alternatives Fund, LLC
(Exact name of registrant as specified in charter)

149 Fifth Avenue, 15th Floor, New York, NY  10010
(Address of principal executive offices) (Zip code)

Michael Waldron
149 Fifth Avenue, 15th Floor, New York, NY  10010
(Name and address of agent for service)

212-585-1600
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2007

Item 1. Schedule of Investments.

Cadogan Opportunistic Alternatives Fund, LLC
Schedule of Investments
December 31, 2007 (Unaudited)

	Shares or	Value
	Principal Amount	(in US Dollars)	Liquidity

INVESTMENTS IN U.S. LIMITED PARTNERSHIPS - 57.59%*
Dedicated Short Bias - Short Equity - 3.32%*
Arcas Fund II, LP	640,000	734,799	Quarterly
Dialectic Antithesis Partners, LP	640,000	650,527	Quarterly
		1,385,326
Event Driven - Distressed - 11.36%*
Contrarian Capital Fund I, LP	1,600,000	1,527,621	Annually
Mast Credit Opportunities, LP	1,600,000	1,745,849	Quarterly
Matlin Patterson Distressed Opportunities Fund, LP	1,600,000	1,466,500	Semi-Annually
		4,739,970
Long Short Equity - General - 22.21%*
Concentric European Fund (US), LLC	1,280,000	1,081,144	Quarterly
Enso Global Equities Levered Partnership, LP - Class A	500,000	532,412	Quarterly
Enso Global Equities Partnership, LP	960,000	987,288	Quarterly
Epic Canadian Long Short Fund, LP	1,300,000	1,363,796	Monthly
J-K Navigator Fund, LP	1,280,000	1,068,897	Quarterly
NE Asia Value Onshore Partners, LP	1,280,000	1,135,535	Quarterly
Soundpost Capital, LP	1,600,000	1,479,639	Quarterly
Sprott Capital, LP	1,300,000	1,617,670	Monthly
		9,266,381
Long Short Equity - Sector - 20.70%*
Aria Select Consumer Fund, LP	960,000	993,893	Monthly
BP Capital Energy Equity Fund II, LP	1,280,000	1,459,431	Quarterly
Coeus Capital, LP	1,400,000	1,494,814	Quarterly
Longbow Infrastructure, LP - Class B	1,400,000	1,455,526	Quarterly
Sio Partners, LP	1,600,000	1,815,599	Quarterly
Vardon Continuum Fund, LP	1,600,000	1,417,557	Quarterly
		8,636,820
TOTAL INVESTMENTS IN U.S. LIMITED PARTNERSHIPS (Cost $23,820,000)		24,028,497

REPURCHASE AGREEMENTS - 41.97%*
US Bank Repurchase Agreement, 3.350%, dated 12/31/2007,
due 01/02/2008, repurchase price $17,513,094[a]	17,511,586	17,511,586

TOTAL REPURCHASE AGREEMENTS (Cost $17,511,586)		17,511,586

Total Investments (Cost $41,331,586) - 99.56%*		41,540,083
Other Assets in Excess of Liabilities - 0.44%*		184,505
TOTAL NET ASSETS - 100.00%*		$41,724,588

Footnotes
* Percentages are stated as a percent of net assets.
[a] Collateralized by mortgage-backed securities.

The cost basis of investments for federal income tax purposes at December 31, 2007 was as follows*:

Cost of Investments	$41,331,586
Gross unrealized appreciation	1,271,604
Gross unrealized depreciation	(1,063,107)
Net unrealized appreciation	$208,497

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Cadogan Opportunistic Alternatives Fund, LLC

By (Signature and Title) /s/ Michael Waldron
                                                 Michael Waldron, President

Date February 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Michael Waldron
                                                 Michael Waldron, President

Date February 26, 2008

By (Signature and Title) /s/ Matthew Jenal
                                                 Matthew Jenal, Treasurer

Date February 26, 2008